Supplemental Oil and Gas Disclosures - Principal Sources of Change In Discounted Future Net Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extractive Industries [Abstract]
Sales, net of production costs	$ (12,271)	$ (12,589)	$ (13,152)
Net change in prices and production costs	(1,438)	(1,941)	12,167
Discoveries and improved recovery, net of related costs	6,892	6,742	6,751
Change in future development costs	(2,017)	(935)	(2,250)
Previously estimated development costs incurred during the period	4,654	4,359	2,479
Revision of quantities	500	(4,065)	(1,475)
Purchases of minerals in-place	227	1,181	2,139
Accretion of discount	4,823	5,234	4,161
Change in income taxes	855	2,711	(4,303)
Sales of properties	(6,232)	(3)	(1,285)
Change in production rates and other	(828)	(2,088)	273
Change in the discounted future net cash flows, Total	$ (1,959)	$ (1,394)	$ 5,505